N-4	Feb. 27, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Feb. 27, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Effective immediately, we have been notified by Lincoln Variable Insurance Products Trust of the following fund name changes, as noted below. All other information about each fund, including the principal investment strategies, can be found in the fund’s prospectus.

CURRENT FUND NAME	FORMER FUND NAME

Lincoln Hedged S&P 500 Fund 4	Lincoln Hedged S&P 500 Fund
Lincoln Hedged S&P 500 Conservative Fund 4	Lincoln Hedged S&P 500 Conservative Fund

Lincoln Hedged S&P 500 Conservative Fund 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund 4
Lincoln Hedged S&P 500 Fund 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Fund 4